13. STOCK INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2019
Equity [Abstract]
Stock option activity
	Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2017	15,404	$14.68	$226,059
Granted	2,180,000	1.683	3,668,500
Exercised	-	-	-
Forfeitures	(12,736)	14.764	(188,040)
Outstanding as of September 30, 2018	2,182,668	1.698	3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	$2.025	$9,180,369

Stock options outstanding and exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exercisable	Exercisable
$0.250	530,000	0.50	$0.250	165,625	$0.25
1.28-1.50	1,860,000	3.83	1.35	360,000	1.28
11.79-1.90	60,000	4.56	1.85	12,083	1.84
3.03-4.2	2,080,000	4.08	3.08	20,000	4.20
13.5-15.00	2,668	0.50	14.25	1,334	13.50
	4,532,668	3.70	$2.025	559,042	$1.122